Business Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2010
Business Segment Information Tables [Abstract]
Schedule Of Segment Reporting Information By Segment [Text Block]
(In millions)	2010	2009	2008

Revenues
Analytical Technologies	$4,502.7	$4,053.0	$4,373.4
Laboratory Products and Services	6,583.6	6,329.4	6,365.7
Eliminations	(516.1)	(470.8)	(425.9)

Consolidated revenues	10,570.2	9,911.6	10,313.2

Segment Income
Analytical Technologies (a)	928.0	788.0	917.4
Laboratory Products and Services (a)	912.1	861.4	899.5

Subtotal reportable segments (a)	1,840.1	1,649.4	1,816.9

Cost of revenues charges	(16.0)	(6.7)	(1.5)
Selling, general and administrative charges, net	(3.0)	(1.5)	—
Restructuring and other costs, net	(60.4)	(59.2)	(35.4)
Amortization of acquisition-related intangible assets	(554.7)	(579.9)	(585.7)

Consolidated operating income	1,206.0	1,002.1	1,194.3
Other expense, net (b)	(100.3)	(121.7)	(101.4)

Income from continuing operations before provision for income taxes	$1,105.7	$880.4	$1,092.9

(In millions)	2010	2009	2008

Total Assets
Analytical Technologies	$7,582.7	$7,233.9	$7,000.4
Laboratory Products and Services	12,146.1	12,216.5	12,353.9
Corporate/Other (c)	1,620.6	2,174.6	1,735.7

Consolidated total assets	$21,349.4	$21,625.0	$21,090.0

Depreciation
Analytical Technologies	$89.7	$85.6	$86.3
Laboratory Products and Services	101.6	97.4	96.4

Consolidated depreciation	$191.3	$183.0	$182.7

Capital Expenditures
Analytical Technologies	$84.3	$77.0	$104.1
Laboratory Products and Services	147.9	91.1	135.5
Corporate/Other	25.6	31.9	11.8

Consolidated capital expenditures	$257.8	$200.0	$251.4

(a)       Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.

(b)       The company does not allocate other expense, net to its segments.

(c)       Corporate assets consist primarily of cash and cash equivalents, short-term investments, property and equipment at the company's corporate offices and assets of the discontinued operations.

Reconciliation Of Operating Profit Loss From Segments To Consolidated [Text Block]
(In millions)	2010	2009	2008

Revenues
Analytical Technologies	$4,502.7	$4,053.0	$4,373.4
Laboratory Products and Services	6,583.6	6,329.4	6,365.7
Eliminations	(516.1)	(470.8)	(425.9)

Consolidated revenues	10,570.2	9,911.6	10,313.2

Segment Income
Analytical Technologies (a)	928.0	788.0	917.4
Laboratory Products and Services (a)	912.1	861.4	899.5

Subtotal reportable segments (a)	1,840.1	1,649.4	1,816.9

Cost of revenues charges	(16.0)	(6.7)	(1.5)
Selling, general and administrative charges, net	(3.0)	(1.5)	—
Restructuring and other costs, net	(60.4)	(59.2)	(35.4)
Amortization of acquisition-related intangible assets	(554.7)	(579.9)	(585.7)

Consolidated operating income	1,206.0	1,002.1	1,194.3
Other expense, net (b)	(100.3)	(121.7)	(101.4)

Income from continuing operations before provision for income taxes	$1,105.7	$880.4	$1,092.9

(a)       Represents operating income before certain charges to cost of revenues and selling, general and administrative expenses; restructuring and other costs, net; and amortization of acquisition-related intangibles.

(b)       The company does not allocate other expense, net to its segments.

Schedule of Revenues from External Customers and Long-lived Assets by Geographical Areas [Table Text Block]

(In millions)	2010	2009	2008

Revenues (d)
United States	$7,071.3	$6,658.7	$6,989.5
Germany	1,360.5	1,166.2	1,134.6
United Kingdom	869.3	891.1	978.2
Other	3,254.2	2,929.2	2,921.1
Transfers among geographical areas (e)	(1,985.1)	(1,733.6)	(1,710.2)

	$10,570.2	$9,911.6	$10,313.2

Long-lived Assets (f)
United States	$748.8	$707.0	$708.5
Germany	121.7	127.9	98.9
United Kingdom	170.4	158.2	129.3
Other	319.3	292.8	291.2

	$1,360.2	$1,285.9	$1,227.9

(d)       Revenues are attributed to countries based on selling location.

(e)       Transfers among geographical areas are accounted for at prices that are representative of transactions with unaffiliated parties.

(f)       Includes property, plant and equipment, net.